additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net change in non-cash operating working capital
Accounts receivable	$ (290)	$ (231)
Inventories	(41)	30
Contract assets	(4)	298
Prepaid expenses	(44)	79
Accounts payable and accrued liabilities	289	189
Income and other taxes receivable and payable, net	(77)	(49)
Advance billings and customer deposits	62	54
Provisions	23	(100)
Total	82	(270)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(3,188)	(2,672)
Intangible assets subject to amortization	(864)	(640)
Total	(4,052)	(3,312)
Additions arising from leases	(554)	(530)
Additions arising from non-monetary transactions		7
Capital expenditures	(3,498)	(2,775)
Effect of asset retirement obligations	171	(157)
Total	(3,327)	(2,932)
Other non-cash items included above
Change in associated non-cash investing working capital	401	(50)
Non-cash change in asset retirement obligation	(171)	160
Total	(230)	(110)
Total	$ (3,097)	$ (2,822)